Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investment Securities [Abstract]
Schedule Of FHN's Investment Securities
The following tables summarize FHN’s investment securities on December 31, 2016 and 2015:

	December 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. treasuries	$100	$-	$-	$100
Government agency issued mortgage-backed securities ("MBS")	2,217,593	14,960	(23,866)	2,208,687
Government agency issued collateralized mortgage obligations ("CMO")	1,566,986	4,909	(23,937)	1,547,958
Equity and other (a)	186,756	-	(2)	186,754
Total securities available-for-sale (b)	$3,971,435	$19,869	$(47,805)	$3,943,499
Securities held-to-maturity:
States and municipalities	$4,347	$393	$-	$4,740
Corporate bonds	10,000	33	-	10,033
Total securities held-to-maturity	$14,347	$426	$-	$14,773

  Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $68.6 million. The remainder is money market, mutual funds, and cost method investments.
  Includes $3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. treasuries	$100	$-	$-	$100
Government agency issued MBS	1,555,798	23,437	(5,624)	1,573,611
Government agency issued CMO	2,181,998	10,566	(22,881)	2,169,683
Other U.S. government agencies	102	-	-	102
States and municipalities	1,500	-	-	1,500
Equity and other (a)	184,850	-	-	184,850
Total securities available-for-sale (b)	$3,924,348	$34,003	$(28,505)	$3,929,846
Securities held-to-maturity:
States and municipalities	$4,320	$989	$-	$5,309
Corporate bonds	10,000	40	-	10,040
Total securities held-to-maturity	$14,320	$1,029	$-	$15,349

  Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $65.8 million. The remainder is money market, mutual funds, and cost method investments.
  Includes $2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

Schedule Of Amortized Cost And Fair Value By Contractual Maturity

The amortized cost and fair value by contractual maturity for the available-for-sale and held-to-maturity securities portfolios on December 31, 2016 are provided below:

	Held-to-Maturity		Available-for-Sale
	Amortized	Fair	Amortized	Fair
(Dollars in thousands)	Cost	Value	Cost	Value
Within 1 year	$-	$-	$100	$100
After 1 year; within 5 years	-	-	-	-
After 5 years; within 10 years	10,000	10,033	-	-
After 10 years	4,347	4,740	-	-
Subtotal	14,347	14,773	100	100
Government agency issued MBS and CMO (a)	-	-	3,784,579	3,756,645
Equity and other	-	-	186,756	186,754
Total	$14,347	$14,773	$3,971,435	$3,943,499

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Schedule Of Gross Gains And Losses On Sale From Available For Sale Portfolio
The table below provides information on gross gains and gross losses from investment securities for the twelve months ended December 31:

	Available-for-Sale
(Dollars in thousands)	2016	2015	2014
Gross gains on sales of securities	$5,754	$5,630	$5,867
Gross (losses) on sales of securities	(4,213)	(3,503)	-
Net gain/(loss) on sales of securities (a)	$1,541	$2,127	$5,867
Venture capital investments (b)	-	-	(2,995)
Net OTTI recorded (c)	(200)	(749)	-
Total securities gain/(loss), net	$1,341	$1,378	$2,872

  Proceeds from sales during 2016 and 2015 were $444.2 million and $69.7 million, respectively. Proceeds from sales during 2014 were $9.2 million, inclusive of $1.4 million of equity securities. 2016 includes a $1.5 million net gain from exchanges of approximately $736 million of AFS debt securities; 2015 includes a $1.8 million gain from an exchange of approximately $335 million of AFS debt securities.
  Includes losses on sales, write-offs and/or unrealized fair value adjustments related to venture capital investments.
  OTTI recorded in 2016 and 2015 is related to equity securities.

Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses
The following tables provide information on investments within the available-for-sale portfolio that had unrealized losses as of December 31, 2016 and 2015:
	As of December 31, 2016
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$1,059,471	$(19,052)	$116,527	$(4,885)	$1,175,998	$(23,937)
Government agency issued MBS	1,912,126	(23,866)	-	-	1,912,126	(23,866)
Total debt securities	2,971,597	(42,918)	116,527	(4,885)	3,088,124	(47,803)
Equity	7	(2)	-	-	7	(2)
Total temporarily impaired securities	$2,971,604	$(42,920)	$116,527	$(4,885)	$3,088,131	$(47,805)

	As of December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$1,014,843	$(10,846)	$359,559	$(12,035)	$1,374,402	$(22,881)
Government agency issued MBS	837,628	(4,815)	30,784	(809)	868,412	(5,624)
Total temporarily impaired securities	$1,852,471	$(15,661)	$390,343	$(12,844)	$2,242,814	$(28,505)